Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 9,412	$ 7,101	$ 6,738
Other comprehensive income (loss)
Unrealized gains (losses) arising during the period	(989)	376	(1,221)
Amounts reclassified from accumulated other comprehensive income, held-to-maturity	78	108	530
Income tax effect at 21% in 2018, 34% in 2017, 2016	191	(164)	235
Reclassification adjustment for gains on available-for-sale securities included in net income			(1)
Income tax effect	0	0	0
Other comprehensive income (loss)	(720)	320	(457)
Total comprehensive income	$ 8,692	$ 7,421	$ 6,281